OPERATING SEGMENT INFORMATION - Intersegment Revenue (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)
Reportable Segment
Operating Segment
Electricity supply (sale) for the generation segment		R$ 349,505		R$ 349,374		R$ 362,969
Generation segment interest income		173,163		877,512		621,543
Transmission segment interest income		361,959		373,220		413,178
Total | $	$ 884,627		$ 1,600,106		$ 1,397,690
Administration
Operating Segment
Generation segment interest income		173,163		877,512		621,543
Transmission segment interest income		361,959		373,220		413,178
Total | $	535,122		1,250,732		1,034,721
Generation
Operating Segment
Electricity supply (sale) for the generation segment		R$ 349,505		R$ 349,374		R$ 362,969
Total | $	$ 349,505		$ 349,374		$ 362,969